19. Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Sumarry of related party loans
	2016	2015

Balance, beginning	$7,723	$7,774
Additions	1,354	2,326
Reductions	(4,374)	(2,377)
Balance, ending	$4,703	$7,723
Unused commitments	$675	$667